Investment and other income	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Investment and other income
7. Investment and other income

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Fair value gain on financial assets held for trading / fair value through profit or loss (FVTPL) (1)	16,530	18,393	5,574	74
Interest income:
Interest income on financial assets held for trading/FVTPL	7,260	9,286	10,169	135
Interest income on bank deposits at amortized cost	1,327	1,428	2,183	29
Interest income on loans and receivables at amortized cost (2)	2,502	2,261	4,518	60
Others	2,175	1,217	287	4
Dividend income on available for sale investments/investments held at FVOCI	10	10	17	0
Dividend income – financial assets held for trading/FVTPL	101	296	477	6
Bargain gain net of acquisition cost	720	—	—	—
Foreign exchange gain/ (loss) net	736	(1,351)	2,489	33

	31,361	31,540	25,714	341

Notes:

(1)
Income for the year ended March 31, 2019 and March 31, 2020 includes mark to market gain/(loss) of
₹
 10,406 million and (
₹
 3,624

million) ($ 48

million)
respectively
relating to structured investments purchased from Volcan Investments Limited (Refer Note 35).

(2)
On the contempt petition filed by TSPL, the Hon’ble Supreme Court of India vide its order dated August 07, 2019 allowed gross calorific value (GCV) on as received basis (ARB) and actual cost of coal in the Energy Charge Formula and directed Punjab State Power Corporation Limited (PSPCL) to make the payments within 8 weeks. Pursuant to the order, PSPCL has paid
₹
 10,021 million in September 2019 and October 2019. TSPL has booked an interest of
₹
 1,399 million ($ 19 million) due to the delay in receipt of payment as per the Supreme Court order dated March 07, 2018 allowing the interest on delay in payment. Of this interest,
₹
 820 million ($ 11 million) pertains to prior period

and amount of
₹
 579 million ($ 8 million) pertains to current period.